Offerings - Offering: 1	Feb. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value, represented by American depositary shares or "ADSs"
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	2.35
Maximum Aggregate Offering Price	$ 47,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,195.70
Offering Note	Calculated in accordance with Section 6 of the Securities Act and Rule 457 under the Securities Act by multiplying 0.00015310 and the proposed maximum aggregate offering price.

The common shares of Corporación Inmobiliaria Vesta, S.A.B. de C.V. (the “Registrant”), (“Common Shares”), being registered hereby, to be issued pursuant to restricted share awards granted under the Registrant’s Long-Term Incentive Plan, may be represented in the form of the Registrant’s ADSs, evidenced by American Depositary Receipts (“ADRs”), with each ADS representing ten Common Shares. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall include any additional shares that may become issuable as a result of any stock split, stock dividend, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Common Shares.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) and Rule 457(c) under the Securities Act. The price and fee are computed based upon the average of the high and low sale prices of the Registrant’s ADSs (each ADS representing ten Common Shares) as reported on the New York Stock Exchange on February 28, 2025.

The Registrant does not have any fee offsets.